32. Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

The Company has agreements to manage and maintain its activities, as well as agreements to build new projects aiming at achieving the objectives proposed in its target plan. Below, the main committed amounts as of December 31, 2018:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,521,921	801,136	282,192	1,107,121	3,712,370
Contractual obligations – Investments	2,675,326	2,213,620	1,009,148	5,737,495	11,635,589
Total	4,197,247	3,014,756	1,291,340	6,844,616	15,347,959

The main commitment refers to the São Lourenço PPP. See Note 15 (g).